CASH MANAGEMENT MONEY MARKET FUNDS
                               ANNUAL REPORT
                               For the year ended June 30, 2000

                                                                  One Group Logo

                               ONE GROUP(R) CASH MANAGEMENT MONEY MARKET FUND ONE GROUP(R) TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND
                               ONE GROUP(R) U.S. GOVERNMENT SECURITIES CASH
                               MANAGEMENT
                                  MONEY MARKET FUND
                               ONE GROUP(R) TREASURY CASH MANAGEMENT MONEY
                               MARKET FUND
                               ONE GROUP(R) MUNICIPAL CASH MANAGEMENT MONEY
                               MARKET FUND

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

     This material must be preceded or accompanied by a current prospectus.

Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

Portfolio Performance Review................................................   2
Schedules of Portfolio Investments..........................................   7
Statements of Assets and Liabilities......................................... 16
Statements of Operations..................................................... 17
Statements of Changes in Net Assets.......................................... 18
Schedules of Capital Stock Activity.......................................... 20
Financial Highlights......................................................... 22
Notes to Financial Statements................................................ 32
Report of Independent Accountants............................................ 37

                  One Group Cash Management Money Market Fund

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Cash Management Money Market Fund I share class was 6.28% on June 30, 2000, up from 4.72% on June 30, 1999.

The increase in the Fund's yield over the fiscal year primarily was due to the Federal Reserve's tightening policy. The Federal Reserve raised short-term interest rates five times during the fiscal year, for a total increase of 1.75 percentage points.

DID THE FUND MAINTAIN ITS "AAA" RATING?
We maintained a fairly short weighted-average maturity. On June 30, 2000, the Fund's weighted average maturity was 46 days. This strategy allowed the Fund to maintain its "AAA" average quality rating--the best-possible rating--from Standard & Poor's and Moody's Investors Service.

To maintain this rating, the Fund's weighted average maturity must not exceed 60 days. This means that the Fund's yield will be sensitive to, and reflect relatively quickly, rates on newly issued short-term instruments. So, when the Federal Reserve tightens short-term rates, the Fund's yield will go up fairly quickly. Conversely, when the Federal Reserve eases short-term rates, the Fund's yield will drop fairly quickly.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
The Fund remained diversified among high-quality commercial paper and other corporate money market securities. Our objective was to anticipate movements in interest rates and structure the portfolio accordingly to take advantage of the rising rate environment. By maintaining a relatively short weighted-average maturity, we were able to quickly take advantage of interest rate increases.

WHAT IS YOUR OUTLOOK FOR THE FUND?
Until the economy slows down to a pace the Federal Reserve believes can be maintained without the threat of inflation, additional interest rate hikes are possible. As such, we will maintain an appropriate weighted average maturity and continue to invest only in the highest-quality investments.

/s/ Sherman Smith
Sherman Smith
Team Leader, Money Market Team
Banc One Investment Advisors Corporation

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation


                                                AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  INCEPTION   7 DAY YIELD   1 YEAR   5 YEARS   SINCE INCEPTION
      Class I      7/30/92        6.28%       5.65%    5.37%         4.85%
      Class A      1/17/95        6.03%       5.39%    5.11%         5.15%

The performance data quoted represents past performance and is not an indication of future results. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

           One Group Treasury Prime Cash Management Money Market Fund

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Treasury Prime Cash Management Money Market Fund I share class was 5.53% on June 30, 2000, up from 4.27% on June 30, 1999. The increase primarily was due to the rising interest rate environment during the fiscal year.

HOW WOULD YOU CHARACTERIZE THE SHORT-TERM INTEREST RATE CLIMATE DURING THE YEAR?

An extremely strong U.S. economy caused the Federal Reserve to raise interest rates five times over the 12-month period. As a result, the federal funds rate increased a total of 1.75 percentage points during the year.

The federal government currently is running a budget surplus, and it projects surpluses to continue into the future. This has allowed the U.S. Treasury to cut debt issuance by reducing the number and size of 30-year bonds and one-year bills. The Treasury also has been active in buying back outstanding Treasury debt in the 20- to 30-year area. This reduction in supply has negatively affected the Fund's performance by increasing prices and effectively increasing the cost of doing business.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?

We extended the Fund's average maturity during the fiscal year as the market moved on economic releases and expectations regarding the future course of the Federal Reserve. This strategy enabled the Fund to steadily increase yield ahead of its competitors.

Average maturity moved from 55 days on June 30, 1999, to 57 days on June 30, 2000. During the fiscal year the Fund maintained its "AAA" quality rating--the highest available--from Standard & Poor's and Moody's Investors Service. Overall, we were able to generate attractive Fund performance by diligently monitoring economic factors and the market's supply/demand conditions. We also took advantage of market factors and situations that produced additional yield for shareholders.

WHAT IS YOUR OUTLOOK FOR THE FUND?

We plan to continue extending the Fund's average maturity, as we expect supply and demand issues to remain a significant factor in the market. Specifically, the U.S. Treasury is expected to continue buying back existing government debt and reducing the issuance of new debt. Additionally, there remains a good deal of uncertainty regarding the Federal Reserve's interest rate policy. Current projections range from no further tightenings to another one-percentage-point increase over the next fiscal year.

/s/ Sherman Smith
Sherman Smith
Team Leader, Money Market Team
Banc One Investment Advisors Corporation

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation


                                                AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  INCEPTION   7 DAY YIELD   1 YEAR   5 YEARS   SINCE INCEPTION
      Class I      3/22/95        5.53%       5.01%    4.85%         4.88%
      Class A      3/22/95        5.28%       4.75%    4.59%         4.62%

The performance data quoted represents past performance and is not an indication of future results. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                      One Group U.S. Government Securities
                       Cash Management Money Market Fund

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

HOW DID THE FUND PERFORM?
The seven-day yield on One Group U.S. Government Securities Cash Management Money Market Fund I share class was 6.28% on June 30, 2000, up from 4.64% on June 30, 1999. The increase primarily was due to the period's rising interest rate environment.

HOW WOULD YOU CHARACTERIZE THE MARKET CLIMATE DURING THE YEAR?

Continued strong growth in the United States and concern about possible inflationary pressures caused the Federal Reserve to increase interest rates
1.75 percentage points over the fiscal year.

The federal government currently is running a budget surplus, and it projects surpluses to continue into the future. This has allowed the U.S. Treasury to decrease Treasury supply dramatically by reducing the number and size of 30-year bonds and one-year bills. The Treasury also has been active in buying back outstanding Treasury debt in the 20- to 30-year area. This reduction in supply has negatively affected the Fund's performance by increasing prices and effectively increasing the cost of doing business.

In response to the Treasury buyback program, major U.S. government agencies increased supply and created new reference bill notes. These new securities were designed to potentially replace the Treasury bill as a reference index.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?

We continued to implement a barbell maturity structure during the year. This common strategy involves favoring securities at the long and short ends of a particular maturity range over those with intermediate maturities. At the "long" end, we purchased securities with maturities of six months to one year, and at the "short" end, we held overnight repurchase agreements. This strategy helped the fund maintain a high level of liquidity and benefit from higher yields--the "long" securities offered the yield advantages, while the "short" securities provided the liquidity needed to quickly participate in the rate increases. At year end, the Fund's average maturity was 56 days, unchanged from June 30, 1999. This strategy allowed the Fund to maintain its "AAA" quality rating--the best possible--from Standard & Poor's and Moody's Investors Service. To earn this rating, a fund's weighted average maturity must not exceed 60 days.

WHAT IS YOUR OUTLOOK FOR THE FUND?

We expect a moderation in growth over the next year. We also expect to see a flatter yield curve that could invert later in the period. In anticipation of this, we plan to move the Fund's maturity into a more laddered approach, whereby money is invested over a series of maturities and the overnight cash position is reduced.

/s/ Sherman Smith
Sherman Smith
Team Leader, Money Market Team
Banc One Investment Advisors Corporation

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation


                                                AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  INCEPTION   7 DAY YIELD   1 YEAR   5 YEARS   SINCE INCEPTION
      Class I       6/2/92        6.28%       5.47%    5.26%         4.72%
      Class A      1/17/95        6.03%       5.21%    5.00%         5.05%

The performance data quoted represents past performance and is not an indication of future results. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

              One Group Treasury Cash Management Money Market Fund

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

HOW DID THE FUND PERFORM?

The seven-day yield on One Group Treasury Cash Management Money Market Fund I share class was 6.10% on June 30, 2000, up from 4.47% on June 30, 1999. The increase primarily was due to the rising interest rate environment during the fiscal year.

HOW WOULD YOU CHARACTERIZE THE SHORT-TERM INTEREST RATE CLIMATE DURING THE YEAR?

An extremely strong U.S. economy caused the Federal Reserve to raise interest rates five times over the 12-month period. As a result, the federal funds rate increased a total of 1.75 percentage points during the year.

The federal government currently is running a budget surplus, and it projects surpluses to continue into the future. This has allowed the U.S. Treasury to cut debt issuance by reducing the number and size of 30-year bonds and one-year bills. The Treasury also has been active in buying back outstanding Treasury debt in the 20- to 30-year area. This reduction in supply has negatively affected the Fund's performance by increasing prices and effectively increasing the cost of doing business.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?

We extended the Fund's average maturity during the fiscal year as the market moved on economic releases and expectations regarding the future course of the Federal Reserve. This strategy enabled the Fund to steadily increase yield ahead of its competitors.

Average maturity moved from 54 days on June 30, 1999, to 55 days on June 30, 2000. This strategy enabled the Fund to maintain its "AAA" quality rating--the highest available--from Standard & Poor's and Moody's Investors Service. To receive this rating, a fund must have an average maturity no greater than 60 days.

Overall, we were able to generate attractive Fund performance by diligently monitoring economic factors and the market's supply/demand conditions. We also took advantage of market factors and situations that produced additional yield for shareholders.

WHAT IS YOUR OUTLOOK FOR THE FUND?

We plan to continue extending the Fund's average maturity, as we expect supply and demand issues to remain a significant factor in the market. Specifically, the U.S. Treasury is expected to continue buying back existing government debt and reducing the issuance of new debt. Additionally, there remains a good deal of uncertainty regarding the Federal Reserve's interest rate policy. Current projections range from no further tightenings to another one-percentage-point increase over the next fiscal year.

/s/ Sherman Smith
Sherman Smith
Team Leader, Money Market Team
Banc One Investment Advisors Corporation

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation


                                             AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  INCEPTION   7 DAY YIELD    1 YEAR     SINCE INCEPTION
      Class I      9/12/97        6.10%        5.26%           5.13%
      Class A      9/12/97        5.85%        5.00%           4.87%

The performance data quoted represents past performance and is not an indication of future results. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

             One Group Municipal Cash Management Money Market Fund

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

HOW DID THE FUND PERFORM?

The seven-day yield on One Group Municipal Cash Management Money Market Fund I share class was 4.29% on June 30, 2000, compared to 3.48% on June 30, 1999. (For investors in the 39.6% federal income tax bracket, the 4.29% yield translates to a taxable-equivalent yield of 7.10%.) The increase in the Fund's yield primarily was due to the rising interest rate environment.

HOW WOULD YOU DESCRIBE THE MARKET CLIMATE?

The fiscal year was marked by higher interest rates, as the Federal Reserve moved to subdue growing inflationary pressures with a series of rate-tightenings. The federal funds rate moved from 4.75% to 6.50%, as the threat of inflation was evident in tight labor markets, economic output and general price levels. While the interest rate climate was a factor, the short-term municipal market was influenced heavily by supply and demand imbalances. Rates on one-year tax-exempt notes increased to 4.29% and variable-rate issues traded within a range of 2.75% to 5.75%.

The relatively limited supply in the market and volatility of cash flows within the Fund greatly influenced the Fund's overall performance during the year. Generally, we were able to benefit from this by keeping a relatively short average maturity. The unknown impact of Y2K necessitated a higher liquidity need in December, which was offset by a reduced Fund asset base. A similar event happened during April, when market selling pressure to meet tax redemptions occurred at a time when rates were at their peak.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?

Our primary strategy involves balancing the Fund's security mix between variable- and fixed-rate issues in an effort to anticipate and react to changing market conditions. We also incorporate a quality-oriented selection process to help ensure that all issues selected for the Fund represent minimal credit risk. In anticipation of rising rates, our strategy was to place a greater reliance on variable-rate issues that would move in sync with upward market adjustments. We maintained only selective exposure to fixed-rate issues.

The Fund's average maturity ended the fiscal year at 32 days, compared to 22 days on June 30, 1999.

WHAT IS YOUR OUTLOOK FOR THE FUND?

We expect the next 12 months to be similar to the previous fiscal year, but any upward move in interest rates should be at a reduced pace. We will continue to employ a flexible investment approach to make the most of any changes in interest rates.

/s/ Sherman Smith
Sherman Smith
Team Leader, Money Market Team
Banc One Investment Advisors Corporation

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation


                                             AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  INCEPTION   7 DAY YIELD    1 YEAR     SINCE INCEPTION
      Class I      8/18/97        4.29%        3.45%           3.26%
      Class A      8/18/97        4.04%        3.19%           3.00%

The performance data quoted represents past performance and is not an indication of future results. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

One Group Mutual Funds
Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER (49.8%):
Asset Backed (43.9%):
$ 28,400    Amsterdam Funding Corp., 6.56%,
              7/21/00 (b)......................  $   28,296
  50,000    Amsterdam Funding Corp., 6.21%,
              7/25/00 (b)......................      49,793
  26,600    Bavaria T.R.R. Corp., 6.35%,
              7/14/00 (b)......................      26,541
  25,000    Bavaria T.R.R. Corp., 6.35%,
              7/17/00 (b)......................      24,932
  25,000    Brahms Funding Corp., 6.68%,
              8/17/00 (b)......................      24,782
  25,000    Brahms Funding Corp., 6.68%,
              8/22/00 (b)......................      24,759
  50,000    Citibank Credit Card Master Trust
              (Dakota), 6.15%, 7/10/00 (b).....      49,923
  25,000    Citibank Credit Card Master Trust
              (Dakota), 6.13%, 7/13/00 (b).....      24,949
  50,000    CXC, Inc., 6.61%, 8/11/00 (b)......      49,624
  25,000    CXC, Inc., 6.61%, 9/14/00 (b)......      24,656
  72,000    Dixie Overseas Ltd., 6.57%,
              7/14/00..........................      71,828
  20,000    K2 (USA) L.L.C., 6.55%, 7/25/00
              (b)..............................      19,913
  29,450    K2 (USA) L.L.C., 6.45%, 7/28/00
              (b)..............................      29,308
  20,000    K2 (USA) L.L.C., 6.17%, 10/10/00
              (b)..............................      19,654
  23,000    K2 (USA) L.L.C., 7.21%, 5/8/01
              (b)..............................      23,002
  50,000    Moat Funding L.L.C., 6.15%, 7/6/00
              (b)..............................      49,957
  37,979    Moat Funding L.L.C., 6.12%, 7/7/00
              (b)..............................      37,940
  51,000    Moat Funding L.L.C., 6.15%, 7/7/00
              (b)..............................      50,948
  28,142    Mont Blanc Capital Corp., 6.12%,
              7/5/00 (b).......................      28,123
  40,000    Montauk Funding Corp., 6.60%,
              7/18/00 (b)......................      39,875
  45,000    Montauk Funding Corp., 6.67%,
              8/15/00 (b)......................      44,625
  25,225    Monte Rosa Capital Corp., 6.55%,
              7/20/00 (b)......................      25,138
  58,304    Monte Rosa Capital Corp., 6.68%,
              8/21/00 (b)......................      57,752
  23,000    Repeat Offering Securitization
              Entity, Inc., 6.19%, 7/24/00
              (b)..............................      22,909
  25,000    Sheffield Receivables Corp., 6.58%,
              7/05/00 (b)......................      24,982
  29,000    Sigma Finance, Inc., 6.28%, 9/27/00
              (b)..............................      28,555
  18,280    Special Purpose Accounts Receivable
              Cooperative Corp., 6.58%, 7/19/00
              (b)..............................      18,220

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Asset Backed, continued:
$ 87,000    Special Purpose Accounts Receivable
              Cooperative Corp., 6.62%, 8/2/00
              (b)..............................  $   86,487
  25,000    Special Purpose Accounts Receivable
              Cooperative Corp., 6.53%, 8/3/00
              (b)..............................      24,850
  25,000    Variable Funding Capital Corp.,
              6.63%, 9/15/00 (b)...............      24,650
                                                 ----------
                                                  1,056,971
                                                 ----------
Banking (1.0%):
  25,000    Galicia Buenos Aires Funding Corp.,
              6.60%, 9/20/00...................      24,629
                                                 ----------
Brokerage Services (1.0%):
  25,000    Goldman Sachs L.P., 6.09%,
              8/31/00..........................      24,742
                                                 ----------
Conglomerates (2.0%):
  50,000    General Electric Capital Co.,
              5.58%, 9/11/00...................      49,342
                                                 ----------
Oil & Gas Exploration (1.9%):
  47,000    Pemex Capital, 6.60%, 9/6/00.......      46,423
                                                 ----------
  Total Commercial Paper                          1,202,107
                                                 ----------
DEMAND NOTES (1.7%):
Automotive (1.7%):
  40,000    Paccar Leasing Corp., 6.72%,
              8/4/00*..........................      40,000
                                                 ----------
  Total Demand Notes                                 40,000
                                                 ----------
CORPORATE NOTES (13.3%):
Asset Backed (13.3%):
  47,500    Racers Series 1998-MM-7-1, 6.70%,
              8/11/00* (b).....................      47,500
  75,000    Racers Series 1999-26-MM-CCAB,
              6.79%, 7/17/00* (b)..............      75,000
  50,000    Racers Series 2000-MM-7, 6.83%,
              5/30/01* (b).....................      50,000
  24,000    Racers Series 2000-MM-7, 6.88%,
              5/30/01* (b).....................      24,000
 125,000    Structured Products Asset Return,
              6.36%, 7/24/00* (b)..............     125,000
                                                 ----------
  Total Corporate Notes                             321,500
                                                 ----------
MEDIUM TERM NOTES (16.1%):
Asset Backed (12.9%):
  24,000    Beta Finance, Inc., 6.66%, 2/5/01
              (b)..............................      24,000
  25,000    CC U.S.A., Inc., 5.75%, 7/24/00
              (b)..............................      25,000
  25,000    CC U.S.A., Inc., 6.00%, 8/7/00
              (b)..............................      25,000
  25,000    CC U.S.A., Inc., 6.06%, 8/16/00
              (b)..............................      25,000
  25,000    CC U.S.A., Inc., 6.10%, 9/7/00
              (b)..............................      25,000
  25,000    Dorada Finance, Inc., 6.16%,
              10/16/00 (b).....................      25,000
  25,000    Links Finance, 6.31%, 10/16/00
              (b)..............................      25,000

Continued

One Group Mutual Funds
Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
MEDIUM TERM NOTES, CONTINUED:
Asset Backed, continued:
$ 25,000    Sigma Finance, Inc., 6.11%, 9/13/00
              (b)..............................  $   25,000
  24,000    Sigma Finance, Inc., 6.84%, 4/17/01
              (b)..............................      24,000
  14,000    Sigma Finance, Inc., 6.90%, 5/2/01
              (b)..............................      14,000
  74,673    Strategic Money Market Trust,
              Series 2000-B, 6.81%, 12/13/00*
              (b)..............................      74,673
                                                 ----------
                                                    311,673
                                                 ----------
Brokerage Services (2.1%):
  50,000    Goldman Sachs L.P., 6.69%,
              8/23/00..........................      50,000
                                                 ----------
Financial Services (1.1%):
  25,300    AT&T Capital Corp., 6.88%,
              1/16/01..........................      25,317
                                                 ----------
  Total Medium Term Notes                           386,990
                                                 ----------
FUNDING AGREEMENTS (5.6%):
Insurance (5.6%):
  25,000    Allstate Life Insurance Co., 6.82%,
              2/15/01*.........................      25,000
  35,000    Monumental Life Insurance Co.,
              6.86%, 7/3/01*...................      35,000
  25,000    Security Benefit Life Insurance
              Co., 6.49%, 8/11/00*.............      25,000
  50,000    Travelers Insurance Co., 6.90%,
              12/13/00*........................      50,000
                                                 ----------
  Total Funding Agreements                          135,000
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
CERTIFICATES OF DEPOSIT (1.7%):
Banking (1.1%):
$ 25,000    Allfirst Bank, 6.85%, 9/29/00*.....  $   24,990
                                                 ----------
Banking -- Foreign (0.6%):
  15,000    Union Bank of Switzerland, 6.21%,
              12/8/00..........................      14,996
                                                 ----------
  Total Certificates of Deposit                      39,986
                                                 ----------
REPURCHASE AGREEMENTS (11.7%):
 262,000    Barclays De Zoette Wedd, 6.75%,
              7/3/00, (Collateralized by
              $267,037 various Government
              securities, 0.00% - 7.80%,
              7/6/00 - 4/10/07, market value
              $267,240)........................     262,000
  19,845    Westdeutsche Landesbank GZ, 6.80%,
              7/3/00, (Collateralized by
              $36,102 various Government
              securities, 5.04% - 7.50%,
              7/15/00 - 1/1/29, market value
              $20,339).........................      19,845
                                                 ----------
  Total Repurchase Agreements                       281,845
                                                 ----------
Total (Amortized Cost $2,407,428) (a)            $2,407,428
                                                 ==========

------------

Percentages indicated are based on net assets of $2,409,878.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $1,618,315 or 67.15% of net assets.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2000.

See notes to financial statements.

One Group Mutual Funds
Treasury Prime Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
U.S. TREASURY OBLIGATIONS (107.2%):
U.S. Treasury Bills (86.5%):
$ 78,836    7/6/00.............................  $ 78,775
  21,168    7/13/00............................    21,129
 108,432    7/20/00............................   108,110
   7,942    7/27/00............................     7,909
   1,146    8/3/00.............................     1,140
  81,583    8/10/00............................    81,071
  50,000    8/17/00............................    49,628
  50,000    9/7/00.............................    49,470
  19,905    9/14/00............................    19,674
 100,000    9/21/00............................    98,718
  15,324    9/28/00............................    15,110
  50,000    10/5/00............................    49,274
  25,000    10/26/00...........................    24,523
                                                 --------
                                                  604,531
                                                 --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes (20.7%):
$ 25,000    6.13%, 7/31/00.....................  $ 25,003
  15,000    5.38%, 7/31/00.....................    14,994
  35,000    6.00%, 8/15/00.....................    34,992
  25,000    5.75%, 10/31/00....................    24,947
  25,000    4.00%, 10/31/00....................    24,811
  20,000    4.63%, 11/30/00....................    19,870
                                                 --------
                                                  144,617
                                                 --------
  Total U.S. Treasury Obligations                 749,148
                                                 --------
Total (Amortized Cost $749,148) (a)              $749,148
                                                 ========

------------

Percentages indicated are based on net assets of $698,862.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

One Group Mutual Funds
U.S. Government Securities Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES (26.4%):
Federal Farm Credit Bank (4.0%):
$ 50,000    6.57%, 7/3/00......................  $   49,982
  15,000    5.86%, 1/2/01......................      14,548
  15,000    6.35%, 2/1/01......................      14,995
                                                 ----------
                                                     79,525
                                                 ----------
Federal Home Loan Bank (6.4%):
  15,000    5.98%, 11/7/00.....................      14,679
  20,000    5.97%, 12/1/00.....................      19,970
  25,000    6.49%, 12/22/00....................      24,216
  60,000    5.38%, 3/2/01......................      59,553
  10,000    6.67%, 4/6/01......................       9,996
                                                 ----------
                                                    128,414
                                                 ----------
Federal Home Loan Mortgage Corp. (7.8%):
  20,000    5.25%, 7/5/00......................      19,988
  15,000    6.35%, 1/5/01......................      14,999
  15,000    6.53%, 1/16/01.....................      14,500
  15,000    6.66%, 2/1/01......................      14,450
  25,000    6.56%, 3/1/01......................      23,976
  30,000    6.30%, 4/26/01.....................      28,439
  25,000    6.71%, 5/24/01.....................      23,476
  18,000    6.48%, 6/26/01.....................      16,834
                                                 ----------
                                                    156,662
                                                 ----------
Federal National Mortgage Assoc. (8.2%):
  12,500    5.89%, 11/24/00....................      12,496
  30,000    6.51%, 9/28/00.....................      29,517
  10,000    6.20%, 12/27/00....................       9,995
  15,000    6.35%, 2/2/01......................      14,993
  15,000    6.48%, 2/22/01.....................      14,987
  15,000    6.52%, 3/16/01.....................      14,937
  10,000    6.55%, 3/20/01.....................       9,997
  15,000    6.17%, 4/12/01.....................      14,267
  42,000    6.60%, 5/4/01......................      41,880
                                                 ----------
                                                    163,069
                                                 ----------
  Total U.S. Government Agency Securities           527,670
                                                 ----------
U.S. TREASURY OBLIGATIONS (1.2%):
U.S. Treasury Bills (1.2%):
  25,000    9/14/00............................      24,740
                                                 ----------
  Total U.S. Treasury Obligations                    24,740
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
REPURCHASE AGREEMENTS (72.7%):
$ 98,527    ABN AMRO, 6.80%, 7/3/00,
              (Collateralized by $98,810 U.S.
              Government securities, 5.75%,
              9/1/00, market value $100,501)...  $   98,527
  95,000    Goldman Sachs, 6.85%, 7/3/00,
              (Collateralized by $106,954 U.S.
              Government securities, 6.50%,
              12/1/14, market value $97,850)...      95,000
  85,000    Prudential Securities, 6.88%,
              7/3/00, (Collateralized by
              $100,959 various U.S. Government
              securities, 0.00% - 7.04%,
              10/26/00 - 9/1/09, market value
              $86,968).........................      85,000
 495,000    Salomon Smith Barney, 6.80%,
              7/3/00, (Collateralized by
              $625,026 various U.S. Government
              securities, 5.75% - 16.25%,
              10/1/00 - 7/1/30, market value
              $509,850)........................     495,000
  90,000    Societe Generale, 6.80%, 7/3/00,
              (Collateralized by $165,031
              various U.S. Government
              securities, 6.22% - 7.40%,
              12/1/27 - 12/1/33, market value
              $92,903).........................      90,000
  95,000    State Street Bank and Trust, 6.70%,
              7/3/00, (Collateralized by
              $97,955 various U.S. Government
              securities, 0.00% - 6.00%,
              12/19/00 - 11/15/01, market value
              $96,959).........................      95,000
 492,275    Westdeutsche Landesbank, 6.80%,
              7/3/00, (Collateralized by
              $625,445 various U.S. Government
              securities, 5.50% - 8.00%,
              11/7/00 - 8/1/29, market value
              $505,932)........................     492,275
                                                 ----------
  Total Repurchase Agreements                     1,450,802
                                                 ----------
Total (Amortized Cost $2,003,212) (a)            $2,003,212
                                                 ==========

------------

Percentages indicated are based on net assets of $1,996,555.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

One Group Mutual Funds
Treasury Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
U.S. TREASURY OBLIGATIONS (43.1%):
U.S. Treasury Bills (23.4%):
$100,000    09/28/00...........................  $ 98,603
                                                 --------
U.S. Treasury Notes (19.7%):
   5,000    5.38%, 7/31/00.....................     4,998
   5,000    5.13%, 8/31/00.....................     4,993
  30,000    4.00%, 10/31/00....................    29,794
  15,000    4.63%, 11/30/00....................    14,902
  10,000    7.75%, 2/15/01.....................    10,063
   8,860    5.00%, 2/28/01.....................     8,783
  10,000    5.00%, 4/30/01.....................     9,864
                                                 --------
                                                   83,397
                                                 --------
  Total U.S. Treasury Obligations                 182,000
                                                 --------
REPURCHASE AGREEMENTS (57.2%):
  20,000    Goldman Sachs, 6.50%, 7/3/00,
              (Collateralized by $19,268
              various U.S. Treasury securities,
              6.50% - 7.13%, 8/31/01 - 2/15/23,
              market value $20,400)............    20,000
 100,000    Greenwich Capital, Inc., 6.60%,
              7/3/00, (Collateralized by
              $133,275 various U.S. Government
              securities,
              5.25% - 12.00%,
              8/15/00 - 5/15/10, market value
              $102,003)........................   100,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
REPURCHASE AGREEMENTS, CONTINUED:
$ 20,000    Prudential Securities, 6.58%,
              7/3/00, (Collateralized by
              $20,127 U.S. Treasury Notes,
              5.38%, 2/15/01, market value
              $20,401).........................  $ 20,000
  20,000    Salomon Smith Barney, 6.63%,
              7/3/00, (Collateralized by
              $20,375 U.S. Treasury Notes,
              5.63%, 11/30/00, market value
              $20,416).........................    20,000
  20,000    State Street Bank and Trust, 6.50%,
              7/3/00, (Collateralized by
              $20,250 U.S. Treasury Bonds,
              6.13%, 11/15/27, market value
              $20,413).........................    20,000
  61,702    Westdeutsche Landesbank, 6.55%,
              7/3/00, (Collateralized by
              $64,667 U.S. Treasury Notes,
              5.38% - 6.38%, 1/31/02 - 6/30/03,
              market value $62,937)............    61,702
                                                 --------
  Total Repurchase Agreements                     241,702
                                                 --------
Total (Amortized Cost $423,702) (a)              $423,702
                                                 ========

------------

Percentages indicated are based on net assets of $422,504.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

One Group Mutual Funds
Municipal Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
ANTICIPATION NOTES (4.9%):
Ohio (1.2%):
 $ 5,000    University Of Cincinnati General
              Receipts, Series AJ, 4.50%,
              3/1/01...........................  $  5,010
                                                 --------
Texas (3.7%):
  15,000    Tax & Revenue Notes, Series A,
              4.50%, 8/31/00...................    15,020
                                                 --------
  Total Anticipation Notes                         20,030
                                                 --------
DAILY DEMAND NOTES (12.9%):
Alabama (0.1%):
     500    Phenix County, IDB, Environmental
              Impact Revenue, Mead Coated Board
              Project, Series A, 4.65%, 6/1/28,
              LOC: Toronto Dominion*...........       500
                                                 --------
Indiana (0.1%):
     600    Development Finance Authority,
              Environmental Revenue, 4.70%,
              8/1/28, LOC: Morgan Guaranty
              Trust*...........................       600
                                                 --------
Kentucky (2.3%):
   3,100    Lexington-Fayette Urban County
              Airport Corp. Revenue, 1st
              Mortgage, Series A, 4.60%,
              7/1/13, MBIA*....................     3,100
   6,200    Lexington-Fayette Urban County
              Airport Corp. Revenue, 1st
              Mortgage, Series C, 4.60%,
              7/1/13, MBIA*....................     6,200
                                                 --------
                                                    9,300
                                                 --------
Louisiana (0.6%):
   2,300    Plaquemines Parish Environmental
              Revenue, BP Co., AMT, 4.70%,
              5/1/25*..........................     2,300
                                                 --------
Michigan (0.0%):
     200    Delta County Economic Development
              Corporation, Environmental
              Improvement Revenue, 4.65%,
              12/1/23*.........................       200
                                                 --------
Nevada (0.1%):
     600    Clark County, IDR, AMT, 4.70%,
              12/1/22, LOC: ABN AMRO*..........       600
                                                 --------
New York (2.7%):
  11,000    New York City Transitional Finance
              Authority, Series A16, Reg D,
              4.85%, 11/1/00, LOC: Bayerische
              Hypotheken* (b)..................    11,000
                                                 --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
DAILY DEMAND NOTES, CONTINUED:
North Carolina (0.5%):
 $ 1,900    Person County, Industrial
              Facilities & Pollution Control
              Financing Authority, Revenue,
              4.80%, 11/1/16, LOC: SunTrust
              Bank*............................  $  1,900
                                                 --------
Ohio (1.7%):
   2,600    Cuyahoga County Hospital Revenue,
              Improvements University Hospital
              Cleveland, 4.45%, 1/1/16, LOC:
              Chase Manhattan Bank*............     2,600
   4,200    Solid Waste Bonds, Revenue, Series
              1999, BP Exploration & Oil
              Project, 4.70%, 8/1/34*..........     4,200
                                                 --------
                                                    6,800
                                                 --------
Texas (4.6%):
     300    Brazos River Authority, PCR, AMT,
              4.70%, Var, 4/1/30, LOC: Morgan
              Guaranty*........................       300
   8,000    Brazos River Authority, PCR, AMT,
              4.70%, 3/1/26, LOC: AMBAC*.......     8,000
   3,800    Brazos River Authority, PCR, AMT,
              Utilities Electric Company,
              Series B, 4.80%, 6/1/30,
              AMBAC*...........................     3,800
   3,000    Brazos River Harbor Navigation
              District, Revenue, Dow Chemical
              Company Project, 4.75%,
              5/1/23*..........................     3,000
   3,700    Gulf Coast Waste Disposal
              Authority, PCR, Amoco Oil Company
              Project, 4.70%, 5/1/23*..........     3,700
                                                 --------
                                                   18,800
                                                 --------
Virginia (0.2%):
     700    King George County, IDA, Exempt
              Facilities Revenue, Birchwood
              Power Partners, AMT, 4.70%,
              3/1/27, LOC: Credit Suisse First
              Boston*..........................       700
                                                 --------
  Total Daily Demand Notes                         52,700
                                                 --------
MUNICIPAL BONDS (8.6%):
Colorado (2.9%):
  11,800    Tax & Revenue Anticipation Notes,
              5.00%, 6/27/01...................    11,874
                                                 --------
Kentucky (1.2%):
   5,000    Kentucky Asset / Liability
              Community General Fund, Revenue,
              Series A, 5.25%, 6/27/01.........     5,033
                                                 --------
Ohio (4.5%):
  15,000    Housing Finance Agency Residential
              Mortgage, Revenue, 2000 Series
              A-2, AMT, 4.05%, 9/1/00..........    15,001

Continued

One Group Mutual Funds
Municipal Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 3,400    Water Development Authority, PCR,
              Ohio Edison Company, Series C,
              3.75%, 9/1/18, LOC: Barclay's
              Bank, PLC*.......................  $  3,400
                                                 --------
                                                   18,401
                                                 --------
  Total Municipal Bonds                            35,308
                                                 --------
TAX FREE COMMERCIAL PAPER (9.2%):
Alabama (1.7%):
   7,000    Phenix County, IDA, Revenue, Mead
              Paper, 4.30%, 8/21/00, LOC: ABN
              AMRO.............................     7,000
                                                 --------
Alaska (1.2%):
   5,000    Valdez Marine Terminal, Series
              94-A, 4.40%, 7/21/00, GTY:
              ARCO.............................     5,000
                                                 --------
Texas (4.7%):
   6,500    Houston Airport System Bonds
              Revenue, 4.25%, 10/2/00, LOC:
              Westdeutsche Landesbank..........     6,500
   5,000    Public Finance Authority, GO,
              4.20%, 8/28/00...................     5,000
   2,600    Public Finance Authority, GO,
              4.10%, 7/10/00, LOC: Helaba,
              Liquidity: Texas State
              Treasury.........................     2,600
   5,000    Public Finance Authority, GO,
              Series 93A, 3.85%, 8/3/00........     5,000
                                                 --------
                                                   19,100
                                                 --------
Washington (1.6%):
   6,500    Seattle Municipal Light & Power,
              Revenue, Series 91b, 4.25%,
              10/11/00.........................     6,500
                                                 --------
  Total Tax Free Commercial Paper                  37,600
                                                 --------
WEEKLY DEMAND NOTES (68.2%):
Alabama (0.2%):
     900    Decatur IDB, Solid Waste Disposal,
              Revenue, AMT, Trico Steel
              Company, 4.90%, 1/1/27, LOC:
              Chase Manhattan Bank*............       900
                                                 --------
Arizona (2.7%):
  11,100    Coconino County, PCR, Arizona
              Public Service, Navajo Project,
              Series A, 4.85%, 10/1/29*........    11,100
                                                 --------
Arkansas (1.3%):
   1,000    Clark County Solid Waste Disposal
              Revenue, 5.05%, 8/1/22, Reynolds
              Metals Co. Project*..............     1,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Arkansas, continued:
 $ 4,500    Development Finance Authority,
              4.90%, 12/1/19, LOC: Bank Of
              America*.........................  $  4,500
                                                 --------
                                                    5,500
                                                 --------
Colorado (5.7%):
   5,500    Denver City and County Airport,
              Revenue, AMT, 5.10%, 11/15/23,
              SPA: Bank of New York* (b).......     5,500
  17,800    Housing Finance Authority, Class I,
              Series 2000 A-1, 4.75%, 10/1/30,
              FHLB*............................    17,800
                                                 --------
                                                   23,300
                                                 --------
Delaware (5.6%):
  22,900    Economic Development Authority
              Revenue, Clean Power Project,
              Series A, 4.95%, 8/1/29, LOC:
              CIBC*............................    22,900
                                                 --------
Florida (4.6%):
  10,000    Capital Trust Agency, Multi-Family
              Housing, Revenue, Community Loan
              Program, Series 1999 A, 4.92%,
              12/1/32, National Union Fire
              Insurance Company* (b)...........    10,000
   8,800    Gulf Breeze, Healthcare Facilities,
              Revenue, Heritage Health Care
              Project, 4.92%, 1/1/24, LOC:
              Anchor National Life Insurance
              Co.*.............................     8,800
                                                 --------
                                                   18,800
                                                 --------
Georgia (5.1%):
   5,000    Clayton County Development
              Authority, Special Facilities
              Revenue, Delta Airlines, Series
              C, 4.90%, 5/1/35, LOC:
              Commerzbank*.....................     5,000
  10,800    Columbus Hospital Authority,
              Revenue, 4.80%, 1/1/18, LOC:
              SunTrust Bank*...................    10,800
   5,000    Unlimited Bonds, GO, Series 188,
              4.87%, 11/1/13* (b)..............     5,000
                                                 --------
                                                   20,800
                                                 --------
Illinois (2.1%):
   1,038    Chicago O'Hare International
              Airport Revenue, Second Lien,
              Series B, 3.60%, 1/1/18, LOC:
              Societe Generale*................     1,038

Continued

One Group Mutual Funds
Municipal Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Illinois, continued:
 $ 7,350    Harvard Multi-Family Housing,
              Revenue, AMT, Northfield Court
              Project, 4.80%, 12/1/25, LOC:
              LaSalle National Bank*...........  $  7,350
                                                 --------
                                                    8,388
                                                 --------
Iowa (2.6%):
  10,555    Iowa Finance Authority Revenue,
              Private School Facilities, 4.80%,
              6/1/19, LOC: Allied Irish
              Bank*............................    10,555
                                                 --------
Michigan (8.3%):
   2,900    Higher Education Student Loan,
              Series X11-B, 4.80%, 10/1/13,
              AMBAC*...........................     2,900
   8,000    Hospital Financing Authority
              Revenue, Hospital Equipment Loan
              Program, Series A, 4.90%,
              12/1/23, LOC: National City Bank
              Michigan*........................     8,000
     900    Housing Development Authority
              Revenue, 4.85%, 4/1/19*..........       900
     290    Strategic Fund Limited Obligation,
              Pyper Products Corp. Project,
              4.95%, 10/1/18, LOC: Comerica
              Bank*............................       290
   2,000    Strategic Fund Limited, AMT, 4.80%,
              10/1/29, LOC: Comerica Bank*.....     2,000
     600    Strategic Fund Solid Waste
              Disposal, Revenue, AMT, Grayling
              Generating Project, 4.85%,
              1/1/14, LOC: Barclay's Bank, New
              York*............................       600
  10,900    Strategic Fund, Van Andel Research
              Institute, 4.80%, 3/1/39, LOC:
              Michigan National Bank*..........    10,900
   7,000    Strategic Fund, Van Andel Research
              Institute, 4.80%, 11/1/27,
              AMBAC*...........................     7,000
   1,000    Wayne County Airport Revenue, AMT,
              4.80%, 12/1/16, LOC: Bayerische
              Landesbank*......................     1,000
                                                 --------
                                                   33,590
                                                 --------
Minnesota (0.4%):
   1,800    Higher Education Facilities
              Authority, Carleton College,
              Series 5G, 4.60%, 11/1/29, LOC:
              Norwest Bank*....................     1,800
                                                 --------
New Mexico (1.0%):
   4,200    Albuquerque Airport Revenue, Series
              A, 4.80%, 7/1/17, LOC: Bayerische
              Landesbank*......................     4,200
                                                 --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio (1.2%):
 $ 3,100    Air Quality Development Authority,
              Revenue, AMT, JMG Funding Limited
              Partnership, Series A, 5.00%,
              4/1/28, LOC: Societe General*....  $  3,100
   1,965    Housing Finance Agency, Revenue,
              Residential Mortgage Revenue
              Bonds, Series 99C, 4.95%,
              3/1/21* (b)......................     1,965
                                                 --------
                                                    5,065
                                                 --------
Pennsylvania (3.4%):
   7,505    Allegheny County, IDA, Revenue,
              4.85%, 10/1/25, LOC: PNC Bank*...     7,505
   3,100    Economic Development Financing
              Authority, Revenue, Niagara
              Plastics Company, Project D,
              4.95%, 12/1/17, LOC: PNC Bank*...     3,100
   3,500    Indiana County, IDA, PCR, AMT,
              Conemaugh Project, Series A,
              4.80%, 6/1/27*...................     3,500
                                                 --------
                                                   14,105
                                                 --------
South Carolina (1.5%):
   6,000    State School Facilities Bonds, GO,
              Series 2000A, 4.82%, 1/1/12, LIQ:
              Merrill Lynch* (b)...............     6,000
                                                 --------
Tennessee (5.7%):
   5,000    Clarksville Public Building
              Authority, Revenue, Pooled
              Financing Tennessee Municipal
              Bond Fund, 4.75%, 6/1/29, LOC:
              Bank of America*.................     5,000
  15,000    Clarksville Public Building
              Financing Authority, Pooled
              Financing Tennessee Municipal
              Building Fund, 4.75, 6/1/24, LOC:
              Bank of America*.................    15,000
   3,300    Memphis Shelby County, IDR, 4.85%,
              4/1/05, LOC: Nationsbank*........     3,300
                                                 --------
                                                   23,300
                                                 --------
Texas (10.4%):
   1,000    Capital Health Facilities
              Development Corp., 4.80%,
              12/1/16, LOC: Credit Suisse First
              Boston*..........................     1,000
   7,000    Dallas Fort Worth International
              Airport Revenue, AMT, 4.90%,
              11/1/20, FGIC* (b)...............     7,000

Continued

One Group Mutual Funds
Municipal Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Texas, continued:
 $ 3,700    Denton County Industrial
              Development Corp., Revenue, Hydro
              Conduit Corp., 4.90%, 10/11/29,
              LOC: Union Bank of
              Switzerland*.....................  $  3,700
  20,000    Port Arthur Navigation District,
              Environmental Facilities,
              Revenue, Motiva Enterprises LLC
              Project, 4.95%, 12/1/27*.........    20,000
   5,500    South Texas Higher Education
              Authority, Series Z, 4.80%,
              12/1/03, MBIA*...................     5,500
   5,000    South Texas Higher Education
              Authority, Revenue, AMT, 4.80%,
              12/1/27, MBIA*...................     5,000
                                                 --------
                                                   42,200
                                                 --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
West Virginia (2.6%):
 $10,800    Putnam County Solid Waste Disposal,
              Revenue Bonds, AMT, Toyota Motor
              Manufacturing Project, Series A,
              4.90%, 8/1/29*...................  $ 10,800
                                                 --------
Wisconsin (3.8%):
  15,750    Milwaukee Short-Term Promissory
              Notes, Series 2000FR-A8, RANS,
              Trust Receipts, 5.00%, 2/22/01,
              LIQ: Bank Of New York* (b).......    15,750
                                                 --------
  Total Weekly Demand Notes                       279,053
                                                 --------
Total (Amortized Cost $424,691) (a)              $424,691
                                                 ========

------------

Percentages indicated are based on net assets of $409,129.

 (a) Amortized cost for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144A, and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $62,215 or 15.21% of net assets.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2000.

AMBAC             Insured by AMBAC Indemnity Corp.
AMT               Alternative Minimum Tax Paper
ARCO              Supported by ARCO
CIBC              Canadian Imperial Bank of Commerce
FGIC              Insured by Financial Guaranty Insurance Corp.
FHLB              Federal Home Loan Bank
FSA               Supported by Federal Security Assurance
GO                General Obligation
IDA               Industrial Development Authority
IDB               Industrial Development Board
IDR               Industrial Development Revenue
LIQ               Liquidity Agreement
LOC               Letter of Credit
MBIA              Insured by Municipal Bond Insurance Association
PCR               Pollution Control Revenue
RANS              Revenue Anticipation Notes
SPA               Standby Purchase Agreement

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 2000
(Amounts in Thousands, except per share amounts)

                                                                 TREASURY     U.S. GOVERNMENT     TREASURY      MUNICIPAL
                                                    CASH        PRIME CASH    SECURITIES CASH       CASH           CASH
                                                 MANAGEMENT     MANAGEMENT      MANAGEMENT       MANAGEMENT     MANAGEMENT
                                                MONEY MARKET   MONEY MARKET    MONEY MARKET     MONEY MARKET   MONEY MARKET
                                                    FUND           FUND            FUND             FUND           FUND
                                                ------------   ------------   ---------------   ------------   ------------
ASSETS:
Investments, at amortized cost................   $2,407,428      $749,148       $2,003,212        $423,702       $424,691
Cash..........................................           51            --               --              --             21
Interest receivable...........................       15,486         2,256            4,177           1,027          2,779
Receivable for capital shares issued..........           48            --               --              --             --
Deferred organization cost....................           --            --               --              10              9
Prepaid expenses and other assets.............            8             4                7               4              4
                                                 ----------      --------       ----------        --------       --------
TOTAL ASSETS..................................    2,423,021       751,408        2,007,396         424,743        427,504
                                                 ----------      --------       ----------        --------       --------
LIABILITIES:
Dividends payable.............................       12,059         2,888           10,026           2,065          1,331
Payable to brokers for investments
  purchased...................................           --        49,274               --              --         16,908
Accrued expenses and other payables:
  Investment advisory fees....................          307            74              279              43             45
  Administration fees.........................          148            41              125              26             25
  Distribution fees...........................          317           113              248              47              2
  Other.......................................          312           156              163              58             64
                                                 ----------      --------       ----------        --------       --------
TOTAL LIABILITIES.............................       13,143        52,546           10,841           2,239         18,375
                                                 ----------      --------       ----------        --------       --------
NET ASSETS:
Capital.......................................    2,410,081       698,828        1,996,803         422,503        409,129
Undistributed (distributions in excess of) net
  investment income...........................           --            --               --              --             --
Accumulated undistributed net realized gains
  (losses) from investment transactions.......         (203)           34             (248)              1             --
                                                 ----------      --------       ----------        --------       --------
NET ASSETS....................................   $2,409,878      $698,862       $1,996,555        $422,504       $409,129
                                                 ==========      ========       ==========        ========       ========
NET ASSETS:
  Class I.....................................   $  815,933      $111,912       $  788,464        $198,616       $397,248
  Class A.....................................    1,593,945       586,950        1,208,091         223,888         11,881
                                                 ----------      --------       ----------        --------       --------
Total.........................................   $2,409,878      $698,862       $1,996,555        $422,504       $409,129
                                                 ==========      ========       ==========        ========       ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES):
  Class I.....................................      816,159       111,910          788,781         198,616        397,248
  Class A.....................................    1,594,083       586,917        1,208,156         223,887         11,880
                                                 ----------      --------       ----------        --------       --------
Total.........................................    2,410,242       698,827        1,996,937         422,503        409,128
                                                 ==========      ========       ==========        ========       ========
Net Asset Value:
  Offering and redemption price per share
    (Class I and Class A).....................   $     1.00      $   1.00       $     1.00        $   1.00       $   1.00
                                                 ==========      ========       ==========        ========       ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                YEAR ENDED JUNE 30, 2000
(Amounts in Thousands)

                                                        TREASURY     U.S. GOVERNMENT     TREASURY      MUNICIPAL
                                           CASH        PRIME CASH    SECURITIES CASH       CASH           CASH
                                        MANAGEMENT     MANAGEMENT      MANAGEMENT       MANAGEMENT     MANAGEMENT
                                       MONEY MARKET   MONEY MARKET    MONEY MARKET     MONEY MARKET   MONEY MARKET
                                           FUND           FUND            FUND             FUND           FUND
                                       ------------   ------------   ---------------   ------------   ------------
INVESTMENT INCOME:
Interest income......................    $ 75,284       $ 6,856         $ 82,686         $19,087        $18,105
Discount accretion...................      69,842        26,511           20,165           2,020             --
Premium amortization.................         (36)         (712)              --            (573)          (180)
Dividend income......................          --            --               --              --             89
                                         --------       -------         --------         -------        -------
Total Income.........................     145,090        32,655          102,851          20,534         18,014
                                         --------       -------         --------         -------        -------
EXPENSES:
Investment advisory fees.............       4,961         1,242            3,602             747            968
Administration fees..................       4,001         1,002            2,905             602            781
Distribution fees (Class A)..........       3,732         1,239            2,134             490             32
Custodian fees.......................         133            41              114              37             34
Legal and audit fees.................          55            37               46              15             19
Trustees' fees and expenses..........          65            25               47              11             15
Transfer agent fees..................         239             8               18               4              5
Registration and filing fees.........          37            36               57              21             26
Organization costs...................          19             7               18               5              4
Printing costs.......................          38            12               29               4              7
Interest expense.....................          --            --               --              --              1
Other................................         127            76              110              33             34
                                         --------       -------         --------         -------        -------
Total expenses before waivers........      13,407         3,725            9,080           1,969          1,926
Less waivers.........................      (1,024)         (320)            (643)           (178)          (207)
                                         --------       -------         --------         -------        -------
Net Expenses.........................      12,383         3,405            8,437           1,791          1,719
                                         --------       -------         --------         -------        -------
Net Investment Income................     132,707        29,250           94,414          18,743         16,295
                                         --------       -------         --------         -------        -------
REALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
Net realized gains (losses) from
  investment transactions............          (1)           70              150               3             --
                                         --------       -------         --------         -------        -------
Change in net assets resulting from
  operations.........................    $132,706       $29,320         $ 94,564         $18,746        $16,295
                                         ========       =======         ========         =======        =======

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                                                                        TREASURY PRIME
                                                              CASH MANAGEMENT                          CASH MANAGEMENT
                                                             MONEY MARKET FUND                        MONEY MARKET FUND
                                                   --------------------------------------    ------------------------------------
                                                      YEAR      SIX MONTHS       YEAR          YEAR     SIX MONTHS       YEAR
                                                     ENDED        ENDED         ENDED         ENDED       ENDED         ENDED
                                                    JUNE 30,     JUNE 30,    DECEMBER 31,    JUNE 30,    JUNE 30,    DECEMBER 31,
                                                      2000       1999 (a)        1998          2000      1999 (b)        1998
                                                   ----------   ----------   ------------    --------   ----------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income........................  $  132,707   $  58,397     $  110,251     $ 29,250    $ 11,502      $ 17,547
    Net realized gains (losses) from investment
      transactions...............................          (1)         --             --(c)        70         (15)           --(c)
                                                   ----------   ----------    ----------     --------    --------      --------
Change in net assets resulting from operations...     132,706      58,397        110,251       29,320      11,487        17,547
                                                   ----------   ----------    ----------     --------    --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income...................     (54,082)    (26,385)       (51,234)      (6,152)     (2,904)       (3,799)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income...................     (78,787)    (32,012)       (59,017)     (23,120)     (8,599)      (13,748)
                                                   ----------   ----------    ----------     --------    --------      --------
Change in net assets from shareholder
  distributions..................................    (132,869)    (58,397)      (110,251)     (29,272)    (11,503)      (17,547)
                                                   ----------   ----------    ----------     --------    --------      --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions...................................     202,405    (390,236)       899,839       98,989     (59,232)      334,670
                                                   ----------   ----------    ----------     --------    --------      --------
Change in net assets.............................     202,242    (390,236)       899,839       99,037     (59,248)      334,670
NET ASSETS:
    Beginning of period..........................   2,207,636   2,597,872      1,698,033      599,825     659,073       324,403
                                                   ----------   ----------    ----------     --------    --------      --------
    End of period................................  $2,409,878   $2,207,636    $2,597,872     $698,862    $599,825      $659,073
                                                   ==========   ==========    ==========     ========    ========      ========

                                                              U.S. GOVERNMENT
                                                         SECURITIES CASH MANAGEMENT
                                                             MONEY MARKET FUND
                                                   --------------------------------------
                                                      YEAR      SIX MONTHS       YEAR
                                                     ENDED        ENDED         ENDED
                                                    JUNE 30,     JUNE 30,    DECEMBER 31,
                                                      2000       1999 (d)        1998
                                                   ----------   ----------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income........................  $   94,414   $  34,518     $   69,396
    Net realized gains (losses) from investment
      transactions...............................         150         109              4
                                                   ----------   ----------    ----------
Change in net assets resulting from operations...      94,564      34,627         69,400
                                                   ----------   ----------    ----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income...................     (50,546)    (21,361)       (47,200)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income...................     (44,004)    (13,157)       (22,196)
                                                   ----------   ----------    ----------
Change in net assets from shareholder
  distributions..................................     (94,550)    (34,518)       (69,396)
                                                   ----------   ----------    ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions...     372,635      46,197        685,568
                                                   ----------   ----------    ----------
Change in net assets.............................     372,649      46,306        685,572
NET ASSETS:
    Beginning of period..........................   1,623,906   1,577,600        892,028
                                                   ----------   ----------    ----------
    End of period................................  $1,996,555   $1,623,906    $1,577,600
                                                   ==========   ==========    ==========

------------
 (a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Cash Management Fund became the Cash Management Money Market Fund. The Statements of Changes in Net Assets for the periods prior to March 29, 1999, represent the Pegasus Cash Management Fund.
 (b) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Treasury Prime Cash Management Fund became the Treasury Prime Cash Management Money Market Fund. The Statements of Changes in Net Assets for the periods prior to March 29, 1999, represent the Pegasus Treasury Prime Cash Management Fund.
 (c) Amount is less than $1,000.
 (d) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus U.S. Government Securities Cash Management Fund became the U.S. Government Securities Cash Management Money Market Fund. The Statements of Changes in Net Assets for the periods prior to March 29, 1999, represent the Pegasus U.S. Government Securities Cash Management Fund.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                         TREASURY                                  MUNICIPAL
                                                     CASH MANAGEMENT                            CASH MANAGEMENT
                                                    MONEY MARKET FUND                          MONEY MARKET FUND
                                           ------------------------------------       ------------------------------------
                                             YEAR     SIX MONTHS       YEAR             YEAR     SIX MONTHS       YEAR
                                            ENDED       ENDED         ENDED            ENDED       ENDED         ENDED
                                           JUNE 30,    JUNE 30,    DECEMBER 31,       JUNE 30,    JUNE 30,    DECEMBER 31,
                                             2000      1999 (a)        1998             2000      1999 (b)        1998
                                           --------   ----------   ------------       --------   ----------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income................  $ 18,743    $  9,158      $ 15,260         $ 16,295   $   8,445      $ 15,242
    Net realized gains (losses) from
      investment transactions............         3          --            --               --          13            --
                                           --------    --------      --------         --------   ---------      --------
Change in net assets resulting from
  operations.............................    18,746       9,158        15,260           16,295       8,458        15,242
                                           --------    --------      --------         --------   ---------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income...........    (9,121)     (2,373)         (857)         (15,909)     (7,650)      (13,432)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income...........    (9,624)     (6,785)      (14,403)            (399)       (795)       (1,810)
                                           --------    --------      --------         --------   ---------      --------
Change in net assets from shareholder
  distributions..........................   (18,745)     (9,158)      (15,260)         (16,308)     (8,445)      (15,242)
                                           --------    --------      --------         --------   ---------      --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions...........................   100,333     (41,041)      156,639          (83,959)   (156,757)      391,606
                                           --------    --------      --------         --------   ---------      --------
Change in net assets.....................   100,334     (41,041)      156,639          (83,972)   (156,744)      391,606
NET ASSETS:
    Beginning of period..................   322,170     363,211       206,572          493,101     649,845       258,239
                                           --------    --------      --------         --------   ---------      --------
    End of period........................  $422,504    $322,170      $363,211         $409,129   $ 493,101      $649,845
                                           ========    ========      ========         ========   =========      ========

------------
 (a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Treasury Cash Management Fund became the Treasury Cash Management Money Market Fund. The Statements of Changes in Net Assets for the periods prior to March 29, 1999, represent the Pegasus Treasury Cash Management Fund.
 (b) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Municipal Cash Management Fund became the Municipal Cash Management Money Market Fund. The Statements of Changes in Net Assets for the periods prior to March 29, 1999, represent the Pegasus Municipal Cash Management Fund.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                                                                      TREASURY PRIME
                                                           CASH MANAGEMENT                            CASH MANAGEMENT
                                                          MONEY MARKET FUND                          MONEY MARKET FUND
                                               ----------------------------------------   ---------------------------------------
                                                  YEAR       SIX MONTHS        YEAR          YEAR       SIX MONTHS       YEAR
                                                  ENDED         ENDED         ENDED          ENDED        ENDED         ENDED
                                                JUNE 30,      JUNE 30,     DECEMBER 31,    JUNE 30,      JUNE 30,    DECEMBER 31,
                                                  2000        1999 (a)         1998          2000        1999 (b)        1998
                                               -----------   -----------   ------------   -----------   ----------   ------------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued.................  $ 6,530,794   $5,611,735    $10,320,125    $   399,225   $ 208,525    $   437,701
 Proceeds from shares issued in conversion...           --           --        149,308             --          --             --
 Dividends reinvested........................        4,777        2,413          4,513          2,047       1,233            785
 Cost of shares redeemed.....................   (6,667,346)  (5,742,417)   (10,103,171)      (415,013)   (273,738)      (339,669)
                                               -----------   -----------   ------------   -----------   ----------   -----------
 Change in net assets from Class I capital
   transactions..............................  $  (131,775)  $ (128,269)   $   370,775    $   (13,741)  $ (63,980)   $    98,817
                                               ===========   ===========   ============   ===========   ==========   ===========
CLASS A SHARES:
 Proceeds from shares issued.................  $ 4,457,896   $3,224,803    $ 5,608,606    $ 2,268,697   $1,001,845   $ 1,728,824
 Dividends reinvested........................           10           --              3             34          --            119
 Cost of shares redeemed.....................   (4,123,726)  (3,486,770)    (5,079,545)    (2,156,001)   (997,097)    (1,493,090)
                                               -----------   -----------   ------------   -----------   ----------   -----------
 Change in net assets from Class A capital
   transactions..............................  $   334,180   $ (261,967)   $   529,064    $   112,730   $   4,748    $   235,853
                                               ===========   ===========   ============   ===========   ==========   ===========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued......................................    6,530,794    5,611,735     10,320,125        399,225     208,525        437,701
 Issued in conversion........................           --           --        149,308             --          --             --
 Reinvested..................................        4,777        2,413          4,513          2,047       1,233            785
 Redeemed....................................   (6,667,346)  (5,742,417)   (10,103,171)      (415,013)   (273,738)      (339,669)
                                               -----------   -----------   ------------   -----------   ----------   -----------
 Change in Class I Shares....................     (131,775)    (128,269)       370,775        (13,741)    (63,980)        98,817
                                               ===========   ===========   ============   ===========   ==========   ===========
CLASS A SHARES:
 Issued......................................    4,457,896    3,224,803      5,608,606      2,268,697   1,001,844      1,728,824
 Reinvested..................................           10           --              3             34          --            119
 Redeemed....................................   (4,123,726)  (3,486,770)    (5,079,545)    (2,156,001)   (997,097)    (1,493,090)
                                               -----------   -----------   ------------   -----------   ----------   -----------
 Change in Class A Shares....................      334,180     (261,967)       529,064        112,730       4,747        235,853
                                               ===========   ===========   ============   ===========   ==========   ===========

                                                           U.S. GOVERNMENT
                                                      SECURITIES CASH MANAGEMENT
                                                          MONEY MARKET FUND
                                               ----------------------------------------
                                                  YEAR       SIX MONTHS        YEAR
                                                  ENDED         ENDED         ENDED
                                                JUNE 30,      JUNE 30,     DECEMBER 31,
                                                  2000        1999 (c)         1998
                                               -----------   -----------   ------------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued.................  $ 6,152,171   $3,179,130    $ 5,277,035
 Dividends reinvested........................        2,390          911          1,541
 Cost of shares redeemed.....................   (6,222,576)  (3,341,480)    (4,795,113)
                                               -----------   -----------   ------------
 Change in net assets from Class I capital
   transactions..............................  $   (68,015)  $ (161,439)   $   483,463
                                               ===========   ===========   ============
CLASS A SHARES:
 Proceeds from shares issued.................  $ 4,087,994   $1,742,612    $ 2,704,680
 Dividends reinvested........................           71           --            143
 Cost of shares redeemed.....................   (3,647,415)  (1,534,976)    (2,502,717)
                                               -----------   -----------   ------------
 Change in net assets from Class A capital
   transactions..............................  $   440,650   $  207,636    $   202,106
                                               ===========   ===========   ============
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued......................................    6,152,171    3,179,130      5,277,035
 Reinvested..................................        2,390          911          1,541
 Redeemed....................................   (6,222,576)  (3,341,481)    (4,795,113)
                                               -----------   -----------   ------------
 Change in Class I Shares....................      (68,015)    (161,440)       483,463
                                               ===========   ===========   ============
CLASS A SHARES:
 Issued......................................    4,087,994    1,742,611      2,704,680
 Reinvested..................................           71           --            143
 Redeemed....................................   (3,647,415)  (1,534,976)    (2,502,717)
                                               -----------   -----------   ------------
 Change in Class A Shares....................      440,650      207,635        202,106
                                               ===========   ===========   ============

------------
 (a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Cash Management Fund became the Cash Management Money Market Fund. The Schedules of Capital Stock Activity for the periods prior to March 29, 1999, represent the Pegasus Cash Management Fund.
 (b) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Treasury Prime Cash Management Fund became the Treasury Prime Cash Management Money Market Fund. The Schedules of Capital Stock Activity for the periods prior to March 29, 1999, represent the Pegasus Treasury Prime Cash Management Fund.
 (c) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus U.S. Government Securities Cash Management Fund became the U.S. Government Securities Cash Management Money Market Fund. The Schedules of Capital Stock Activity for the periods prior to March 29, 1999, represent the Pegasus U.S. Government Securities Cash Management Fund.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                     TREASURY                                    MUNICIPAL
                                                 CASH MANAGEMENT                              CASH MANAGEMENT
                                                MONEY MARKET FUND                            MONEY MARKET FUND
                                     ----------------------------------------      -------------------------------------
                                        YEAR       SIX MONTHS        YEAR            YEAR      SIX MONTHS       YEAR
                                        ENDED         ENDED         ENDED            ENDED       ENDED         ENDED
                                      JUNE 30,      JUNE 30,     DECEMBER 31,      JUNE 30,     JUNE 30,    DECEMBER 31,
                                        2000        1999 (a)         1998            2000       1999 (b)        1998
                                     -----------   -----------   ------------      ---------   ----------   ------------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued......  $   679,020   $  371,488    $    73,530       $ 708,790   $ 448,773    $ 1,314,947
  Proceeds from shares issued in
    conversion.....................           --           --             --              --          --        178,164
  Dividends reinvested.............          120           40             36              35         143             95
  Cost of shares redeemed..........     (671,705)    (212,543)       (42,220)       (788,366)   (560,729)    (1,106,309)
                                     -----------   -----------   -----------       ---------   ---------    -----------
  Change in net assets from Class I
    capital transactions...........  $     7,435   $  158,985    $    31,346       $ (79,541)  $(111,813)   $   386,897
                                     ===========   ===========   ===========       =========   =========    ===========
CLASS A SHARES:
  Proceeds from shares issued......  $ 1,371,090   $1,134,758    $ 1,878,719       $ 122,681   $ 239,306    $   477,944
  Dividends reinvested.............           --           --             --              --(c)        --            --
  Cost of shares redeemed..........   (1,278,192)  (1,334,784)    (1,753,426)       (127,099)   (284,250)      (473,235)
                                     -----------   -----------   -----------       ---------   ---------    -----------
  Change in net assets from Class A
    capital transactions...........  $    92,898   $ (200,026)   $   125,293       $  (4,418)  $ (44,944)   $     4,709
                                     ===========   ===========   ===========       =========   =========    ===========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued...........................      679,020      371,489         73,530         708,790     448,773      1,314,947
  Issued in conversion.............           --           --             --              --          --        178,164
  Reinvested.......................          120           40             36              35         143             95
  Redeemed.........................     (671,705)    (212,543)       (42,220)       (788,366)   (560,729)    (1,106,309)
                                     -----------   -----------   -----------       ---------   ---------    -----------
  Change in Class I Shares.........        7,435      158,986         31,346         (79,541)   (111,813)       386,897
                                     ===========   ===========   ===========       =========   =========    ===========
CLASS A SHARES:
  Issued...........................    1,371,090    1,134,758      1,878,719         122,681     239,305        477,944
  Reinvested.......................           --           --             --              --(c)        --            --
  Redeemed.........................   (1,278,192)  (1,334,784)    (1,753,426)       (127,099)   (284,250)      (473,235)
                                     -----------   -----------   -----------       ---------   ---------    -----------
  Change in Class A Shares.........       92,898     (200,026)       125,293          (4,418)    (44,945)         4,709
                                     ===========   ===========   ===========       =========   =========    ===========

------------
(a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Treasury Cash Management Fund became the Treasury Cash Management Money Market Fund. The Schedules of Capital Stock Activity for the periods prior to March 29, 1999, represent the Pegasus Treasury Cash Management Fund.
(b) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Municipal Cash Management Fund became the Municipal Cash Management Money Market Fund. The Schedules of Capital Stock Activity for the periods prior to March 29, 1999, represent the Pegasus Municipal Cash Management Fund.
(c) Amount less than 1,000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 CASH MANAGEMENT MONEY MARKET FUND
                                        ------------------------------------------------------------------------------------
                                                                           CLASS I SHARES
                                        ------------------------------------------------------------------------------------
                                          YEAR        SIX MONTHS                                                  JULY 1,
                                         ENDED          ENDED                YEAR ENDED DECEMBER 31,              1995 TO
                                        JUNE 30,       JUNE 30,       --------------------------------------    DECEMBER 31,
                                          2000         1999 (a)          1998           1997          1996        1995 (b)
                                        --------      ----------      ----------      --------      --------    ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................    $  1.000       $  1.000       $    1.000      $  1.000      $  1.000      $  1.000
                                        --------       --------       ----------      --------      --------      --------
Investment Activities:
  Net investment income.............       0.055          0.023            0.052         0.053         0.051         0.028
  Net realized gains (losses) from
    investments.....................          --(c)          --               --(c)         --            --(c)         --(c)
                                        --------       --------       ----------      --------      --------      --------
    Total from Investment
      Activities....................       0.055          0.023            0.052         0.053         0.051         0.028
                                        --------       --------       ----------      --------      --------      --------
Distributions:
  Net investment income.............      (0.055)        (0.023)          (0.052)       (0.053)       (0.051)       (0.028)
                                        --------       --------       ----------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD......    $  1.000       $  1.000       $    1.000      $  1.000      $  1.000      $  1.000
                                        ========       ========       ==========      ========      ========      ========
Total Return........................        5.65%          2.35%(d)         5.36%         5.41%         5.23%         2.80%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)...........................    $815,933       $947,776       $1,076,045      $705,270      $885,946      $389,127
  Ratio of expenses to average net
    assets..........................        0.35%          0.34%(e)         0.35%         0.35%         0.35%         0.35%(e)
  Ratio of net investment income to
    average net assets..............        5.47%          4.69%(e)         5.21%         5.36%         5.19%         5.51%(e)
  Ratio of expenses to average net
    assets*.........................        0.39%          0.40%(e)         0.39%         0.38%         0.42%         0.43%(e)

------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
 (a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Cash Management Fund became the Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Cash Management Fund.
 (b) Effective July 1, 1995, the Fund changed its fiscal year end from June 30 to December 31.
 (c) Amount is less than .001.
 (d) Not annualized.
 (e) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 CASH MANAGEMENT MONEY MARKET FUND
                                       --------------------------------------------------------------------------------------
                                                                           CLASS A SHARES
                                       --------------------------------------------------------------------------------------
                                          YEAR         SIX MONTHS                                                  JULY 1,
                                         ENDED           ENDED                YEAR ENDED DECEMBER 31,              1995 TO
                                        JUNE 30,        JUNE 30,       --------------------------------------    DECEMBER 31,
                                          2000          1999 (a)          1998           1997          1996        1995 (b)
                                       ----------      ----------      ----------      --------      --------    ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................    $    1.000      $   1.000       $    1.000      $  1.000      $  1.000      $  1.000
                                       ----------      ----------      ----------      --------      --------      --------
Investment Activities:
  Net investment income............         0.053          0.022            0.050         0.050         0.048         0.026
  Net realized gains (losses) from
    investments....................            --(c)          --               --(c)         --            --(c)         --(c)
                                       ----------      ----------      ----------      --------      --------      --------
    Total from Investment
      Activities...................         0.053          0.022            0.050         0.050         0.048         0.026
                                       ----------      ----------      ----------      --------      --------      --------
Distributions:
  Net investment income............        (0.053)        (0.022)          (0.050)       (0.050)       (0.048)       (0.026)
                                       ----------      ----------      ----------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD.....    $    1.000      $   1.000       $    1.000      $  1.000      $  1.000      $  1.000
                                       ==========      ==========      ==========      ========      ========      ========
Total Return.......................          5.39%          2.22%(d)         5.10%         5.15%         4.98%         2.68%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)..........................    $1,593,945      $1,259,860      $1,521,827      $992,763      $232,249      $121,750
  Ratio of expenses to average net
    assets.........................          0.60%          0.60%(e)         0.60%         0.60%         0.60%         0.60%(e)
  Ratio of net investment income to
    average net assets.............          5.27%          4.45%(e)         5.04%         5.11%         4.94%         5.25%(e)
  Ratio of expenses to average net
    assets*........................          0.64%          0.65%(e)         0.64%         0.63%         0.67%         0.69%(e)

------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
 (a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Cash Management Fund became the Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Cash Management Fund.
 (b) Effective July 1, 1995, the Fund changed its fiscal year end from June 30 to December 31.
 (c) Amount is less than .001.
 (d) Not annualized.
 (e) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND
                                            --------------------------------------------------------------------------------
                                                                             CLASS I SHARES
                                            --------------------------------------------------------------------------------
                                              YEAR        SIX MONTHS                                             MARCH 22,
                                             ENDED          ENDED              YEAR ENDED DECEMBER 31,            1995 TO
                                            JUNE 30,       JUNE 30,       ----------------------------------    DECEMBER 31,
                                              2000         1999 (a)         1998         1997         1996        1995 (b)
                                            --------      ----------      --------      -------      -------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD....    $  1.000       $  1.000       $  1.000      $ 1.000      $ 1.000      $ 1.000
                                            --------       --------       --------      -------      -------      -------
Investment Activities:
  Net investment income.................       0.049          0.021          0.047        0.048        0.047        0.040
  Net realized gains (losses) from
    investments.........................          --(c)          --(c)          --           --           --(c)        --
                                            --------       --------       --------      -------      -------      -------
    Total from Investment Activities....       0.049          0.021          0.047        0.048        0.047        0.040
                                            --------       --------       --------      -------      -------      -------
Distributions:
  Net investment income.................      (0.049)        (0.021)        (0.047)      (0.048)      (0.047)      (0.040)
                                            --------       --------       --------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD..........    $  1.000       $  1.000       $  1.000      $ 1.000      $ 1.000      $ 1.000
                                            ========       ========       ========      =======      =======      =======
Total Return............................        5.01%          2.12%(d)       4.76%        4.90%        4.86%        4.06%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).....    $111,912       $125,645       $189,630      $90,813      $70,120      $14,008
  Ratio of expenses to average net
    assets..............................        0.35%          0.35%(e)       0.35%        0.35%        0.35%        0.35%(e)
  Ratio of net investment income to
    average net assets..................        4.89%          4.24%(e)       4.55%        4.79%        4.84%        5.16%(e)
  Ratio of expenses to average net
    assets*.............................        0.40%          0.42%(e)       0.40%        0.40%        0.46%        1.23%(e)

------------
   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
 (a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Treasury Prime Cash Management Fund became the Treasury Prime Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Treasury Prime Cash Management Fund.
 (b) Period from commencement of operations.
 (c) Amount is less than .001.
 (d) Not annualized.
 (e) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND
                                          ----------------------------------------------------------------------------------
                                                                            CLASS A SHARES
                                          ----------------------------------------------------------------------------------
                                            YEAR        SIX MONTHS                                               MARCH 22,
                                           ENDED          ENDED               YEAR ENDED DECEMBER 31,             1995 TO
                                          JUNE 30,       JUNE 30,       ------------------------------------    DECEMBER 31,
                                            2000         1999 (a)         1998          1997          1996        1995 (b)
                                          --------      ----------      --------      --------      --------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD..    $  1.000       $  1.000       $  1.000      $  1.000      $  1.000      $  1.000
                                          --------       --------       --------      --------      --------      --------
Investment Activities:
  Net investment income...............       0.046          0.020          0.044         0.045         0.045         0.038
  Net realized gains (losses) from
    investments.......................          --(c)          --(c)          --            --            --            --
                                          --------       --------       --------      --------      --------      --------
    Total from Investment
      Activities......................       0.046          0.020          0.044         0.045         0.045         0.038
                                          --------       --------       --------      --------      --------      --------
Distributions:
  Net investment income...............      (0.046)        (0.020)        (0.044)       (0.045)       (0.045)       (0.038)
                                          --------       --------       --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD........    $  1.000       $  1.000       $  1.000      $  1.000      $  1.000      $  1.000
                                          ========       ========       ========      ========      ========      ========
Total Return..........................        4.75%          2.00%(d)       4.50%         4.64%         4.60%         3.86%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...    $586,950       $474,180       $469,443      $233,590      $215,040      $130,559
  Ratio of expenses to average net
    assets............................        0.60%          0.60%(e)       0.60%         0.60%         0.60%         0.60%(e)
  Ratio of net investment income to
    average net assets................        4.66%          3.99%(e)       4.35%         4.54%         4.59%         4.72%(e)
  Ratio of expenses to average net
    assets*...........................        0.65%          0.67%(e)       0.65%         0.65%         0.71%         0.74%(e)

------------
   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
 (a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Treasury Prime Cash Management Fund became the Treasury Prime Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Treasury Prime Cash Management Fund.
 (b) Period from commencement of operations.
 (c) Amount is less than .001.
 (d) Not annualized.
 (e) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                    U.S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET FUND
                                        ------------------------------------------------------------------------------------
                                                                           CLASS I SHARES
                                        ------------------------------------------------------------------------------------
                                          YEAR        SIX MONTHS                                                  JUNE 1,
                                         ENDED          ENDED                YEAR ENDED DECEMBER 31,              1995 TO
                                        JUNE 30,       JUNE 30,       --------------------------------------    DECEMBER 31,
                                          2000         1999 (a)          1998           1997          1996        1995 (b)
                                        --------      ----------      ----------      --------      --------    ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................    $  1.000       $  1.000       $    1.000      $  1.000      $  1.000      $  1.000
                                        --------       --------       ----------      --------      --------      --------
Investment Activities:
  Net investment income.............       0.053          0.023            0.051         0.052         0.050         0.032
  Net realized gains (losses) from
    investments.....................          --(c)          --(c)            --            --(c)         --(c)         --(c)
                                        --------       --------       ----------      --------      --------      --------
    Total from Investment
      Activities....................       0.053          0.023            0.051         0.052         0.050         0.032
                                        --------       --------       ----------      --------      --------      --------
Distributions:
  Net investment income.............      (0.053)        (0.023)          (0.051)       (0.052)       (0.050)       (0.032)
                                        --------       --------       ----------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD......    $  1.000       $  1.000       $    1.000      $  1.000      $  1.000      $  1.000
                                        ========       ========       ==========      ========      ========      ========
Total Return........................        5.47%          2.28%(d)         5.26%         5.34%         5.15%         3.24%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)...........................    $788,464       $856,449       $1,017,830      $534,364      $369,163      $489,395
  Ratio of expenses to average net
    assets..........................        0.35%          0.35%(e)         0.35%         0.35%         0.35%         0.35%(e)
  Ratio of net investment income to
    average net assets..............        5.33%          4.56%(e)         5.11%         5.27%         5.09%         5.46%(e)
  Ratio of expenses to average net
    assets*.........................        0.39%          0.38%(e)         0.37%         0.36%         0.43%         0.42%(e)

------------
   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
 (a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus U.S. Government Securities Cash Management Fund became the U.S. Government Securities Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus U.S. Government Securities Cash Management Fund.
 (b) Effective June 1, 1995, the fund changed its fiscal year end from May 31 to December 31.
 (c) Amount is less than .001.
 (d) Not annualized.
 (e) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                     U.S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET FUND
                                         ------------------------------------------------------------------------------------
                                                                            CLASS A SHARES
                                         ------------------------------------------------------------------------------------
                                            YEAR         SIX MONTHS                                                JUNE 1,
                                           ENDED           ENDED               YEAR ENDED DECEMBER 31,             1995 TO
                                          JUNE 30,        JUNE 30,       ------------------------------------    DECEMBER 31,
                                            2000          1999 (a)         1998          1997          1996        1995 (b)
                                         ----------      ----------      --------      --------      --------    ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................    $    1.000       $  1.000       $  1.000      $  1.000      $  1.000      $ 1.000
                                         ----------       --------       --------      --------      --------      -------
Investment Activities:
  Net investment income..............         0.051          0.021          0.049         0.050         0.048        0.031
  Net realized gains (losses) from
    investments......................            --(c)          --(c)          --            --(c)         --(c)        --(c)
                                         ----------       --------       --------      --------      --------      -------
    Total from Investment
      Activities.....................         0.051          0.021          0.049         0.050         0.048        0.031
                                         ----------       --------       --------      --------      --------      -------
Distributions:
  Net investment income..............        (0.051)        (0.021)        (0.049)       (0.050)       (0.048)      (0.031)
                                         ----------       --------       --------      --------      --------      -------
NET ASSET VALUE, END OF PERIOD.......    $    1.000       $  1.000       $  1.000      $  1.000      $  1.000      $ 1.000
                                         ==========       ========       ========      ========      ========      =======
Total Return.........................          5.21%          2.16%(d)       5.00%         5.08%         4.89%        3.09%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)............................    $1,208,091       $767,457       $559,770      $357,663      $207,046      $56,000
  Ratio of expenses to average net
    assets...........................          0.60%          0.60%(e)       0.60%         0.60%         0.60%        0.60%(e)
  Ratio of net investment income to
    average net assets...............          5.15%          4.31%(e)       4.87%         5.02%         4.84%        5.17%(e)
  Ratio of expenses to average net
    assets*..........................          0.64%          0.63%(e)       0.62%         0.61%         0.68%        0.69%(e)

------------
   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
 (a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus U.S. Government Securities Cash Management Fund became the U.S. Government Securities Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus U.S. Government Securities Cash Management Fund.
 (b) Effective June 1, 1995, the Fund changed its fiscal year end from May 31 to December 31.
 (c) Amount is less than .001.
 (d) Not annualized.
 (e) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             TREASURY CASH MANAGEMENT MONEY MARKET FUND
                                                   ---------------------------------------------------------------
                                                                           CLASS I SHARES
                                                   ---------------------------------------------------------------
                                                      YEAR         SIX MONTHS          YEAR          SEPTEMBER 12,
                                                     ENDED           ENDED            ENDED             1997 TO
                                                    JUNE 30,        JUNE 30,       DECEMBER 31,      DECEMBER 31,
                                                      2000          1999 (a)           1998            1997 (b)
                                                   ----------      ----------      ------------      -------------
NET ASSET VALUE, BEGINNING OF PERIOD...........     $  1.000        $  1.000         $ 1.000            $1.000
                                                    --------        --------         -------            ------
Investment Activities:
  Net investment income........................        0.051           0.022           0.051             0.016
  Net realized and unrealized gains (losses)
     from investments..........................           --(c)           --              --                --
                                                    --------        --------         -------            ------
     Total from Investment Activities..........        0.051           0.022           0.051             0.016
                                                    --------        --------         -------            ------
Distributions:
  Net investment income........................       (0.051)         (0.022)         (0.051)           (0.016)
                                                    --------        --------         -------            ------
NET ASSET VALUE, END OF PERIOD.................     $  1.000        $  1.000         $ 1.000            $1.000
                                                    ========        ========         =======            ======
Total Return...................................         5.26%           2.22%(d)        5.20%             5.29%(e)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)............     $198,616        $191,181         $32,196            $  850
  Ratio of expenses to average net assets......         0.35%           0.35%(e)        0.35%             0.35%(e)
  Ratio of net investment income to average net
     assets....................................         5.13%           4.44%(e)        4.97%             5.28%(e)
  Ratio of expenses to average net assets*.....         0.40%           0.43%(e)        0.40%             0.41%(e)

------------
   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
 (a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Treasury Cash Management Fund became the Treasury Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Treasury Cash Management Fund.
 (b) Period from commencement of operations.
 (c) Amount is less than .001.
 (d) Not annualized.
 (e) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             TREASURY CASH MANAGEMENT MONEY MARKET FUND
                                                   ---------------------------------------------------------------
                                                                           CLASS A SHARES
                                                   ---------------------------------------------------------------
                                                      YEAR         SIX MONTHS          YEAR          SEPTEMBER 12,
                                                     ENDED           ENDED            ENDED             1997 TO
                                                    JUNE 30,        JUNE 30,       DECEMBER 31,      DECEMBER 31,
                                                      2000          1999 (a)           1998            1997 (b)
                                                   ----------      ----------      ------------      -------------
NET ASSET VALUE, BEGINNING OF PERIOD...........     $  1.000        $  1.000         $  1.000          $  1.000
                                                    --------        --------         --------          --------
Investment Activities:
  Net investment income........................        0.049           0.021            0.048             0.015
  Net realized and unrealized gains (losses)
     from investments..........................           --(c)           --               --                --
                                                    --------        --------         --------          --------
     Total from Investment Activities..........        0.049           0.021            0.048             0.015
                                                    --------        --------         --------          --------
Distributions:
  Net investment income........................       (0.049)         (0.021)          (0.048)           (0.015)
                                                    --------        --------         --------          --------
NET ASSET VALUE, END OF PERIOD.................     $  1.000        $  1.000         $  1.000          $  1.000
                                                    ========        ========         ========          ========
Total Return...................................         5.00%           2.10%(d)         4.94%             5.04%(e)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)............     $223,888        $130,989         $331,015          $205,722
  Ratio of expenses to average net assets......         0.60%           0.60%(e)         0.60%             0.60%(e)
  Ratio of net investment income to average net
     assets....................................         4.92%           4.19%(e)         4.82%             5.03%(e)
  Ratio of expenses to average net assets*.....         0.65%           0.68%(e)         0.65%             0.66%(e)

------------
   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
 (a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Treasury Cash Management Fund became the Treasury Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Treasury Cash Management Fund.
 (b) Period from commencement of operations.
 (c) Amount is less than .001.
 (d) Not annualized.
 (e) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND
                                                    -------------------------------------------------------------
                                                                           CLASS I SHARES
                                                    -------------------------------------------------------------
                                                      YEAR         SIX MONTHS          YEAR           AUGUST 18,
                                                      ENDED          ENDED            ENDED            1997 TO
                                                    JUNE 30,        JUNE 30,       DECEMBER 31,      DECEMBER 31,
                                                      2000          1999 (a)           1998            1997 (b)
                                                    ---------      ----------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD............    $  1.000        $  1.000         $  1.000          $  1.000
                                                    --------        --------         --------          --------
Investment Activities:
  Net investment income.........................       0.034           0.014            0.032             0.013
  Net realized gains (losses) from
     investments................................          --              --(c)            --                --
                                                    --------        --------         --------          --------
     Total from Investment Activities...........       0.034           0.014            0.032             0.013
                                                    --------        --------         --------          --------
Distributions:
  Net investment income.........................      (0.034)         (0.014)          (0.032)           (0.013)
                                                    --------        --------         --------          --------
NET ASSET VALUE, END OF PERIOD..................    $  1.000        $  1.000         $  1.000          $  1.000
                                                    ========        ========         ========          ========
Total Return....................................        3.45%           1.39%(d)         3.20%             3.39%(e)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).............    $397,248        $476,802         $588,602          $201,705
  Ratio of expenses to average net assets.......        0.35%           0.35%(e)         0.35%             0.35%(e)
  Ratio of net investment income to average net
     assets.....................................        3.37%           2.77%(e)         3.12%             3.37%(e)
  Ratio of expenses to average net assets*......        0.39%           0.41%(e)         0.39%             0.41%(e)

------------
   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
 (a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Municipal Cash Management Fund became the Municipal Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Municipal Cash Management Fund.
 (b) Period from commencement of operations.
 (c) Amount is less than .001.
 (d) Not annualized.
 (e) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND
                                                   --------------------------------------------------------------
                                                                           CLASS A SHARES
                                                   --------------------------------------------------------------
                                                      YEAR         SIX MONTHS          YEAR           AUGUST 18,
                                                     ENDED           ENDED            ENDED            1997 TO
                                                    JUNE 30,        JUNE 30,       DECEMBER 31,      DECEMBER 31,
                                                      2000          1999 (a)           1998            1997 (b)
                                                   ----------      ----------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD...........     $ 1.000         $ 1.000          $ 1.000           $ 1.000
                                                    -------         -------          -------           -------
Investment Activities:
  Net investment income........................       0.031           0.013            0.029             0.012
  Net realized gains (losses) from
     investments...............................          --              --(c)            --                --
                                                    -------         -------          -------           -------
     Total from Investment Activities..........       0.031           0.013            0.029             0.012
                                                    -------         -------          -------           -------
Distributions:
  Net investment income........................      (0.031)         (0.013)          (0.029)           (0.012)
                                                    -------         -------          -------           -------
NET ASSET VALUE, END OF PERIOD.................     $ 1.000         $ 1.000          $ 1.000           $ 1.000
                                                    =======         =======          =======           =======
Total Return...................................        3.19%           1.27%(d)         2.95%             3.14%(e)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)............     $11,881         $16,299          $61,243           $56,534
  Ratio of expenses to average net assets......        0.60%           0.60%(e)         0.60%             0.60%(e)
  Ratio of net investment income to average net
     assets....................................        3.12%           2.52%(e)         2.90%             3.12%(e)
  Ratio of expenses to average net assets*.....        0.64%           0.66%(e)         0.64%             0.66%(e)

------------
   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
 (a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Municipal Cash Management Fund became the Municipal Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Municipal Cash Management Fund.
 (b) Period from commencement of operations.
 (c) Amount is less than .001.
 (d) Not annualized.
 (e) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 2000

1. ORGANIZATION:

   The One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Cash Management Money Market Fund, the Treasury Prime Cash Management Money Market Fund, the U.S. Government Securities Cash Management Money Market Fund, the Treasury Cash Management Money Market Fund and the Municipal Cash Management Money Market Fund, (individually, a "Fund"; collectively, the "Funds") only. Each Fund is a diversified mutual fund.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

     REPURCHASE AGREEMENTS

     The Funds (except the Treasury Prime Cash Management Money Market Fund) may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor") to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Net investment income and expenses are recognized on the accrual basis. Net investment income includes premium amortization and discount accretion for both financial reporting and tax purposes. Amortization and accretion are calculated using the straight-line method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2000

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Net income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

     Net investment income and net capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax differences, if any, have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     DEFERRED ORGANIZATION COSTS

     Prior to June 30, 1998, costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one Fund of the Trust, have been allocated among the respective Fund's pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related Fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-four series and six classes of shares: Class I, Class A, Class B, Class C, Class S and Service Class. Currently, the Trust consists of forty-nine active funds. The Funds are each authorized to issue Class I and Class A shares only. Class A shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the funds' prospectus. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

4. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.20% of the average daily net assets of the Funds.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2000

   assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (the "Investor Funds") and the Treasury Only Money Market Fund, the Government Money Market Fund and the Institutional Prime Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. OGA (One Group Administrative Services) also serves as Sub-Administrator to each Fund of the Trust, pursuant to an agreement between the Administrator and OGA. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which OGA receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A shares are subject to a distribution and shareholder services plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plan, the Trust will pay the Distributor a fee of 0.25% of the average daily net assets of Class A shares of each of the Funds. Up to 0.25% of the fees payable under the Plan may be used as compensation of shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plan may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Class I shares of each Fund are offered without distribution fees.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor and Administrator voluntarily agreed to waive a portion of their fees. For the year ended June 30, 2000, fees in the following amounts were waived from the Funds (amounts in thousands):

                                                                   INVESTMENT
                                                                  ADVISORY FEES    ADMINISTRATION
                                                                     WAIVED         FEES WAIVED
                                                                  -------------    --------------
    Cash Management Money Market Fund...........................      $743              $281
    Treasury Prime Cash Management Money Market Fund............       250                70
    U.S. Government Securities Cash Management Money Market
      Fund......................................................       440               203
    Treasury Cash Management Money Market Fund..................       136                42
    Municipal Cash Management Money Market Fund.................       148                59

5. LINE OF CREDIT:

   The Trust and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a financing agreement dated October 19, 1999. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $500 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. Interest on borrowings during the period from and including December 15, 1999, to January 17, 2000, was payable at 0.50% plus the higher of the Fed Funds Effective Rate plus 0.50% or the Fed Funds Target Rate plus 1.50%. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds of the trust.

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2000

   As of June 30, 2000, there were no loans outstanding under this agreement. During the year ended June 30, 2000, borrowings by the Funds under the Agreement were as follows (amounts in thousands):

                                                                   AVERAGE AMOUNT
                               FUND                              BORROWED FOR PERIOD    AVERAGE INTEREST RATE
                               ----                              -------------------    ---------------------
    Municipal Cash Management Money Market Fund................          $14                    7.50%

   The average amount outstanding was calculated based on daily balances during the period.

6. DEFERRED COMPENSATION PLAN:

   Independent Trustees of the Funds may participate in a Deferred Compensation Plan in which they may defer any or all compensation related to performance of their duties as a Trustee. All deferred compensation is paid by the Funds and invested into various One Group funds elected by each Trustee. The Plan is fully funded and therefore, the Funds bear no additional trustee expense over and above the normal cash compensation.

7. CONVERSION OF COMMON TRUST FUNDS:

   The net assets of certain common trust funds managed by First Chicago NBD Investment Management Company (an affiliate of the Advisor) were exchanged in a tax-free conversion for Class I shares of the corresponding Funds. The transactions were accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, and net asset value per share issued as of the conversion date (amounts in thousands, except per share amounts):

                                                                                           NET ASSET
                                                                                             VALUE
                                                                  SHARES     NET ASSETS    PER SHARE
                                                                  ISSUED     CONVERTED      ISSUED
                                                                  -------    ----------    ---------
    September 18, 1998
    ------------------------------------------------------------
    Cash Management Money Market Fund...........................  149,308     $149,308       $1.00
    Municipal Cash Management Money Market Fund.................  178,164      178,164        1.00

8. PEGASUS REORGANIZATION:

   The Trust entered an agreement and plan of reorganization and liquidation ("the Reorganization") of the Pegasus Funds pursuant to which all of the assets and liabilities of each Pegasus Fund was transferred to a Fund of the One Group in exchange for shares of the corresponding Fund of the One Group. The Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on March 29, 1999, following approval by shareholders of the Pegasus Funds at a special shareholder meeting. The following is a summary of shares outstanding and net assets immediately before and after the Reorganization (amounts in thousands):

                                                                                              AFTER
                                                       BEFORE REORGANIZATION             REORGANIZATION
                                                ------------------------------------    -----------------
                                                 PEGASUS CASH       CASH MANAGEMENT      CASH MANAGEMENT
                                                MANAGEMENT FUND    MONEY MARKET FUND    MONEY MARKET FUND
                                                ---------------    -----------------    -----------------
    Shares....................................     2,422,998                 --             2,422,998
    Net assets................................    $2,422,797                 --            $2,422,797

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2000

                                                                                               AFTER
                                                        BEFORE REORGANIZATION             REORGANIZATION
                                                -------------------------------------    -----------------
                                                PEGASUS TREASURY     TREASURY PRIME       TREASURY PRIME
                                                   PRIME CASH        CASH MANAGEMENT      CASH MANAGEMENT
                                                MANAGEMENT FUND     MONEY MARKET FUND    MONEY MARKET FUND
                                                ----------------    -----------------    -----------------
    Shares....................................       563,715                  --              563,715
    Net assets................................      $563,697                  --             $563,697

                                                                                              AFTER
                                                       BEFORE REORGANIZATION             REORGANIZATION
                                                ------------------------------------    -----------------
                                                    PEGASUS         U.S. GOVERNMENT      U.S. GOVERNMENT
                                                U.S. GOVERNMENT       SECURITIES           SECURITIES
                                                SECURITIES CASH     CASH MANAGEMENT      CASH MANAGEMENT
                                                MANAGEMENT FUND    MONEY MARKET FUND    MONEY MARKET FUND
                                                ---------------    -----------------    -----------------
    Shares....................................     1,557,027                 --             1,557,027
    Net assets................................    $1,556,520                 --            $1,556,520

                                                                                              AFTER
                                                       BEFORE REORGANIZATION             REORGANIZATION
                                                ------------------------------------    -----------------
                                                    PEGASUS            TREASURY             TREASURY
                                                 TREASURY CASH      CASH MANAGEMENT      CASH MANAGEMENT
                                                MANAGEMENT FUND    MONEY MARKET FUND    MONEY MARKET FUND
                                                ---------------    -----------------    -----------------
    Shares....................................      419,386                  --              419,386
    Net assets................................     $419,386                  --             $419,386

                                                                                              AFTER
                                                       BEFORE REORGANIZATION             REORGANIZATION
                                                ------------------------------------    -----------------
                                                    PEGASUS            MUNICIPAL            MUNICIPAL
                                                MUNICIPAL CASH      CASH MANAGEMENT      CASH MANAGEMENT
                                                MANAGEMENT FUND    MONEY MARKET FUND    MONEY MARKET FUND
                                                ---------------    -----------------    -----------------
    Shares....................................      643,344                  --              643,344
    Net assets................................     $643,367                  --             $643,367

9. FEDERAL TAX INFORMATION (UNAUDITED):

   As of the tax fiscal year-end, December 31, 1999, the following funds have capital loss carryforwards which are available to offset future capital gains if any (amounts in thousands):

                                                                           EXPIRES
                                                                  -------------------------
                                FUND                              2001   2002   2003   2007   TOTAL
                                ----                              ----   ----   ----   ----   -----
    Cash Management Money Market Fund...........................  $19    $151   $32     $1    $203
    U.S. Government Securities Cash Management Money Market
      Fund......................................................   --     386    57     --     443

Continued

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Report of Independent Accountants
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

To the Board of Trustees and Shareholders of One Group Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Cash Management Money Market Fund, the Treasury Prime Cash Management Money Market Fund, the U.S. Government Securities Cash Management Money Market Fund, the Treasury Cash Management Money Market Fund and the Municipal Cash Management Money Market Fund (five series of One Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 2000, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented (other than those statements of operations, statements of changes in net assets and financial highlights that have been audited by other independent accountants), in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial statements of the Funds for all periods ended on or before December 31, 1998 were audited by other independent accountants whose report dated February 12, 1999, expressed an unqualified opinion on those statements and financial highlights.

PricewaterhouseCoopers LLP
Columbus, Ohio
August 18, 2000

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 One Group is distributed by
 The One Group Services Company,
 which is not affiliated with BANK
 ONE CORPORATION. Banc One
 Investment Advisors Corporation
 serves as investment advisor to
 the One Group, for which it
 receives advisory fees.

 Call Institutional Services at
 The One Group Service Center
 at 1-877-691-1118 for a prospectus
 containing complete information
 about charges and expenses. Read
 carefully before investing. Past
 performance is no guarantee of
 future results.

 BANC ONE
 INVESTMENT
 ADVISORS
 CORPORATION
 TOG-F-227-AN (8/00)

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